Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 26, 2021	Jun. 27, 2021	Dec. 31, 2020	Jun. 28, 2020
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized		200,000	200,000		200,000
Preferred stock, shares issued		106,378	106,378		106,378
Preferred stock, shares outstanding		106,378	106,378		106,378
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		20,000,000	20,000,000		20,000,000
Common stock, shares issued		5,911,428	5,911,428		5,911,428
Common stock, shares outstanding		5,911,428	5,911,428		5,911,428
Allowance for doubtful accounts (in Dollars)		$ 203	$ 204		$ 197
Isos Acquisition Corporation [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A ordinary shares | Isos Acquisition Corporation [Member]
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares authorized	300,000,000			300,000,000
Common stock, shares issued	0			0
Common stock, shares outstanding	0			0
Ordinary shares subject to possible redemption	25,483,700			0
Class B ordinary shares | Isos Acquisition Corporation [Member]
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000
Common stock, shares issued	6,370,925			6,468,750
Common stock, shares outstanding	6,370,925			6,468,750
Redeemable Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized		200,000	200,000		200,000
Preferred stock, shares issued		106,378	106,378		106,378
Preferred stock, shares outstanding		106,378	106,378		106,378
Redeemable Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued		2,069,000	2,069,000		2,069,000
Common stock, shares outstanding		2,069,000	2,069,000		2,069,000